Derivative Instruments and Hedging Activities-Realized & Unrealized (Detail) (Forward foreign exchange contracts [Member], Other Income [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 01, 2015	Feb. 23, 2014	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Forward foreign exchange contracts [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized	$ (3,960)	$ 5,915	$ (6,184)	$ (2,904)	$ 8,508
Unrealized	11,868	(1,479)	(4,920)	2,365	(17,952)
Total	$ 7,908	$ 4,436	$ (11,104)	$ (539)	$ (9,444)